UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Total operating revenues	$ 108,232	$ 105,635	$ 266,647	$ 342,989
Vessel operating expenses	(16,372)	(17,198)	(49,378)	(52,894)
Voyage and commission expenses	(2,312)	(3,853)	(7,241)	(7,475)
Administrative expenses	(2,944)	(4,933)	(10,140)	(9,753)
Depreciation and amortization	(24,593)	(26,356)	(75,171)	(77,254)
Total operating expenses	(46,221)	(52,340)	(141,930)	(147,376)
Operating income	62,011	53,295	124,717	195,613
Other non-operating income	0	922	236	922
Financial income/(expenses)
Interest income	1,177	2,105	7,959	4,725
Interest expense	(20,062)	(19,876)	(59,679)	(56,979)
Gains/(losses) on derivative instruments	11,338	(225)	34,274	(2,134)
Other financial items, net	(545)	(1,809)	(1,115)	(14,513)
Net financial expenses	(8,092)	(19,805)	(18,561)	(68,901)
Income before tax, equity in net losses of affiliate and non-controlling interests	53,919	34,412	106,392	127,634
Tax	(4,512)	(4,378)	(12,938)	(12,521)
Equity in net losses of affiliate	(71)	0	(71)	0
Net income	49,336	30,034	93,383	115,113
Net losses attributable to non-controlling interests	(372)	(3,491)	(1,224)	(11,188)
Net income attributable to Golar LNG Partners LP Owners	48,964	26,543	92,159	103,925
General partner interest in net income	920	529	1,664	2,078
Preferred unitholders’ interest in net income	3,019	0	9,023	0
Common unitholders’ interest in net income	$ 45,025	$ 26,014	$ 81,472	$ 101,847
Earnings per unit
Cash distributions declared and paid per unit in the period (in dollars per share)	$ 0.58	$ 0.58	$ 1.73	$ 1.73
Time charter revenues
Total operating revenues	$ 108,232	$ 99,449	$ 266,647	$ 328,081
Time charter revenues from related parties
Total operating revenues	0	6,186	0	14,908
Common Units
Financial income/(expenses)
Net income attributable to Golar LNG Partners LP Owners	$ 45,025	$ 26,014	$ 81,472	$ 101,846
Earnings per unit
Common unit (basic) (in dollars per share)	$ 0.64	$ 0.38	$ 1.16	$ 1.49
Common unit (diluted) (in dollars per share)	$ 0.64	$ 0.37	$ 1.16	$ 1.47